Goodwill (Tables)	9 Months Ended
Sep. 30, 2015
Goodwill
	Nine months ended	Year ended
	September 30,	December 31,
	2015	2014
	(in thousands)

Opening balance	$463,324	$357,523
Current period acquisitions (Note 3)	115,180	121,209
Prior period acquisitions	4,418	-
Foreign exchange movement	(7,544)	(15,408)
Closing balance	$575,378	$463,324